Leases (Tables)	12 Months Ended
Dec. 31, 2020
Lease Disclosure [Abstract]
Summary of Detailed Information About Right Of Use Assets And Lease Liabilities Explanatory

Leased right-of-use assets	Land and buildings $m	Plant and machinery $m	Other $m	Total $m
At 31 December 2020
Cost	1,419	553	97	2,069
Accumulated depreciation (and impairment charges)	(268)	(211)	(40)	(519)
Net carrying amount	1,151	342	57	1,550

At 1 January 2020, net carrying amount	1,221	378	53	1,652
Translation adjustment	28	11	2	41
Transfer to owned assets	(5)	(2)	-	(7)
Additions at cost	59	82	25	166
Arising on acquisition (note 32)	12	-	-	12
Disposals at net carrying amount	(32)	(11)	(2)	(45)
Adjustment as a result of remeasurement of lease liability	9	7	3	19
Depreciation charge for year	(132)	(123)	(24)	(279)
Impairment charge for year	(9)	-	-	(9)
At 31 December 2020, net carrying amount	1,151	342	57	1,550

The equivalent disclosure for the prior year is as follows:

At 31 December 2019
Cost	1,354	508	75	1,937
Accumulated depreciation	(133)	(130)	(22)	(285)
Net carrying amount	1,221	378	53	1,652

At 1 January 2019, net carrying amount	-	-	-	-
Effect of adopting IFRS 16	1,695	486	65	2,246
Translation adjustment	(4)	2	-	(2)
Transfer from/(to) owned assets	5	(19)	-	(14)
Additions at cost	53	97	32	182
Arising on acquisition (note 32)	70	4	-	74
Disposals at net carrying amount	(430)	(52)	(17)	(499)
Adjustment as a result of remeasurement of lease liability	25	9	4	38
Depreciation charge for year (i)	(193)	(149)	(31)	(373)
At 31 December 2019, net carrying amount	1,221	378	53	1,652
(i) The depreciation charge in 2019 includes $71 million relating to discontinued operations.

Lease liabilities	Land and buildings $m	Plant and machinery $m	Other $m	Total $m
At 1 January 2020	1,263	382	52	1,697
Translation adjustment	30	12	1	43
Reclassifications	(6)	5	1	-
Addition of right-of-use assets	59	82	25	166
Arising on acquisition (note 32)	12	-	-	12
Disposals	(31)	(11)	(2)	(44)
Remeasurements	9	7	3	19
Payments	(162)	(139)	(25)	(326)
Discount unwinding	54	12	2	68
At 31 December 2020	1,228	350	57	1,635

The equivalent disclosure for the prior year is as follows:

At 1 January 2019	-	-	-	-
Effect of adopting IFRS 16	1,711	487	65	2,263
Translation adjustment	(4)	2	-	(2)
Addition of right-of-use assets	53	97	32	182
Arising on acquisition (note 32)	70	1	-	71
Disposals	(431)	(51)	(17)	(499)
Remeasurements	25	9	4	38
Payments	(222)	(177)	(34)	(433)
Discount unwinding (ii)	61	14	2	77
At 31 December 2019	1,263	382	52	1,697

(ii)	Discount unwinding in 2019 includes $8 million relating to discontinued operations.

Summary of Detailed Information About Maturity Analysis Of Lease Liability
The table below shows a maturity analysis of the discounted and undiscounted lease liability arising from the Group’s leasing activities. The projections are based on the foreign exchange rates applying at the end of the relevant financial year and on interest rates (discounted projections only) applicable to the lease portfolio.

	As at 31 December 2020		As at 31 December 2019
	Discounted $m	Undiscounted $m	Discounted $m	Undiscounted $m
Within one year	296	301	304	309
Between one and two years	241	255	245	259
Between two and three years	189	208	196	217
Between three and four years	154	177	153	177
Between four and five years	125	150	126	152
After five years	630	1,085	673	1,175
Total	1,635	2,176	1,697	2,289

Summary of Lease Costs and Disclosures in Income Statement
The Group avails of the exemption from capitalising lease costs for short-term leases and low-value
assets where the relevant criteria are met. Variable lease payments directly linked to sales or usage are also expensed as incurred. The following lease costs have been charged to the Consolidated Income Statement as incurred:

Continuing operations	2020 $m	2019 $m
Short-term leases	210	191
Lease of low-value assets	7	8
Variable lease payments not included in the lease liability	86	101
Total	303	300

Total cash outflow for lease payments	629	733

Summary of Detailed Information About Maturity Analysis Of Lease Payments	The potential undiscounted future cash outflows arising from the exercise of renewal options that are not expected to be exercised (and are therefore not included in the lease term) are as follows:

	As at 31 December 2020 $m	As at 31 December 2019 $m
Within one year	2	2
Between one and two years	5	3
Between two and three years	9	4
Between three and four years	9	7
Between four and five years	10	8
After five years	576	544
Total	611	568

Summary of Operating Lease Rentals
Operating lease rentals charged to the Consolidated Income Statement for the year ended 31 December 2018 under IAS 17 was as follows:

2018 $m
Continuing operations
Hire of plant and machinery	363
Land and buildings	206
Other operating leases	60
Total	629